Certain risks and concentration - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Net revenues	$ 341,497	$ 238,782	$ 186,371
Number of top customers accounted for net revenues | customer	10
Shenzhen Xunlei
Certain risks and concentration
Term of operating contract	10 years
Net revenues | Concentration of customer risk | Top 10 customers
Certain risks and concentration
Percentage of net revenues accounted from customers	33.00%	35.00%	38.00%
Net revenues | Concentration of customer risk | Customer A
Certain risks and concentration
Percentage of net revenues accounted from customers	2.00%	6.00%	11.00%
Net revenues	$ 8,200	$ 14,900	$ 21,000
Net revenues | Concentration of customer risk | Customer B
Certain risks and concentration
Percentage of net revenues accounted from customers	14.00%	13.00%	8.00%
Net revenues	$ 49,400	$ 31,400	$ 14,200